Client Name:	Chimera
Client Project Name:	CIM 2019-R5 Full File
Start - End Dates:	04/2018 - 10/2018
Deal Loan Count:	4
Report Run Date:	11/XX/2019

Loan Level Tape Compare Upload
Loans in Report

Loan Number	Field	Tape Data	Reviewer Data	Sample group	Discrepancy Comments	Loan Status
XXXX	DTI (Back)	42.959	41.5384	CIM 2019-5R FULL REVIEW	Tape value is the qualify rate and the current value is based on note rate only... slight difference is based on my income higher, within tolerance.	Client Complete
XXXX	DTI (Front)	42.286	40.8658	CIM 2019-5R FULL REVIEW	Tape value is the qualify rate and the current value is based on note rate only... slight difference is based on my income higher, within tolerance.	Client Complete
XXXX	DTI (Back)	42.588	39.5716	CIM 2019-5R FULL REVIEW	Due to qualifying rate/pmt not included in current value	Client Complete
XXXX	Property Type	Rowhouse	Low Rise Condo (1-4)	CIM 2019-5R FULL REVIEW	Per the Appraisal, mortgage and title the property type is low rise condo, source of tape data unknown	Client Complete
XXXX	DTI (Front)	32.972	29.9557	CIM 2019-5R FULL REVIEW	Due to qualifying rate/pmt not included in current value	Client Complete
XXXX	DTI (Back)	33.242	31.3572	CIM 2019-5R FULL REVIEW	based on qualifying rate	Client Complete
XXXX	DTI (Front)	28.155	26.3883	CIM 2019-5R FULL REVIEW	based on qualifying rate	Client Complete
XXXX	Calculated Assets	XXXX	XXXX	CIM 2019-5R FULL REVIEW	(No Data)	Client Complete
XXXX	Lender's Application Date	2018-07-XX 00:00:00	8/XX/2018	CIM 2019-5R FULL REVIEW	Corrected per application in file	Client Complete

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